Segment information	12 Months Ended
Dec. 31, 2020
Segment information
4 Segment information
The Group is a global financial services company domiciled in Switzerland and serves its clients through three regionally focused divisions: Swiss Universal Bank, International Wealth Management and Asia Pacific. These regional businesses are supported by the Investment Bank division. Beginning in 2019, the Strategic Resolution Unit ceased to exist as a separate division of the Group. The residual portfolio remaining as of December 31, 2018 is now managed in an Asset Resolution Unit and is separately disclosed within our Corporate Center.
Effective August 1, 2020 the Group created a single, globally-integrated Investment Bank division through the combination of its former Global Markets, Investment Banking & Capital Markets and Asia Pacific – Markets businesses to achieve critical scale. The Group also revised its allocations for corporate functions and funding costs to align to the new organizational structure.
> Refer to “Organizational structure and restatement” in Note 3 – Business developments, significant shareholders and subsequent events – Business developments for further information.
The segment information reflects the Group’s reportable segments and the Corporate Center, which are managed and reported on a pre-tax basis, as follows:
■ The Swiss Universal Bank division offers comprehensive advice and a wide range of financial solutions to private, corporate and institutional clients primarily domiciled in the Group’s home market Switzerland. The Private Clients business has a leading franchise in the Group’s home market and serves ultra-high-net-worth individual, high-net-worth individual, affluent and retail clients. The Corporate & Institutional Clients business serves large corporate clients, small and medium-sized enterprises, institutional clients, external asset managers, financial institutions and commodity traders.
■ The International Wealth Management division through its Private Banking business offers comprehensive advisory services and tailored investment and financing solutions to wealthy private clients and external asset managers in Europe, the Middle East, Africa and Latin America. The Asset Management business offers investment solutions and services globally to a broad range of clients, including pension funds, governments, foundations and endowments, corporations and individuals.
■ In the Asia Pacific division delivers an integrated wealth management, financing, underwriting and advisory offering to our target ultra-high-net-worth, entrepreneur and corporate clients. We provide a comprehensive suite of wealth management products and services to our clients in Asia Pacific and provide a broad range of advisory services related to debt and equity underwriting of public offerings and private placements as well as mergers and acquisitions (M&A). Our close collaboration with the Investment Bank supports and enables our wealth management activities in the region through the delivery of holistic, innovative products and tailored advice.
■ The Investment Bank division delivers client-centric sales and trading products, services and solutions across all asset classes and regions as well as advisory, underwriting and financing services. Our range of products and services includes global securities sales, trading and execution, prime brokerage, capital raising and comprehensive corporate advisory services. Additionally, our GTS platform provides centralized trading and sales services to the Group’s other business divisions. Our clients include financial institutions and sponsors, corporations, governments, ultra-high-net-worth individuals, sovereigns and institutional investors.
Corporate Center includes parent company operations such as Group financing, expenses for projects sponsored by the Group and certain expenses and revenues that have not been allocated to the segments. In addition, the Corporate Center includes consolidation and elimination adjustments required to eliminate intercompany revenues and expenses.
Revenue sharing and cost allocation
Responsibility for each product is allocated to a specific segment, which records all related revenues and expenses. Revenue-sharing and service level agreements govern the compensation received by one segment for generating revenue or providing services on behalf of another. These agreements are negotiated periodically by the relevant segments on a product-by-product basis. The aim of revenue-sharing and service level agreements is to reflect the pricing structure of unrelated third-party transactions.
Corporate services and business support in finance, operations, human resources, legal, compliance, risk management and IT are provided by corporate functions, and the related costs are allocated to the segments and Corporate Center based on their requirements and other relevant measures.
Funding
The Group centrally manages its funding activities. New instruments for funding and capital purposes are primarily issued by Credit Suisse Group AG and are passed on to Credit Suisse AG, the direct bank subsidiary of the Group (the Bank). The Bank lends funds to its operating subsidiaries and affiliates on both a senior and subordinated basis, as needed, the latter typically to meet capital requirements, or as desired by management to capitalize on opportunities. Capital is distributed to the segments considering factors such as regulatory capital requirements, utilized economic capital and the historic and future potential return on capital.
Transfer pricing, using market rates, is used to record net revenues and expenses in each of the segments for this capital and funding. The Group’s funds transfer pricing system is designed to allocate funding costs to its businesses in a way that incentivizes their efficient use of funding. The Group’s funds transfer pricing system is an essential tool that allocates to the businesses the short-term and long-term costs of funding their balance sheet usages and off-balance sheet contingencies. The funds transfer pricing framework ensures the full funding costs allocation under normal business conditions, but it is of even greater importance in a stressed capital markets environment where raising funds is more challenging and expensive. Under this framework, the Group’s businesses are also credited to the extent they provide long-term stable funding.
Net revenues and income/(loss) before taxes
in	2020	2019	2018
Net revenues (CHF million)
Swiss Universal Bank	5,615	5,905	5,443
International Wealth Management	4,837	5,816	5,320
Asia Pacific	3,155	3,029	2,759
Investment Bank	9,098	8,161	8,004
Strategic Resolution Unit [1]	–	–	(708)
Corporate Center	(316)	(427)	102
Net revenues	22,389	22,484	20,920
Income/(loss) before taxes (CHF million)
Swiss Universal Bank	2,104	2,573	1,991
International Wealth Management	1,052	2,065	1,610
Asia Pacific	828	922	632
Investment Bank	1,655	1,026	818
Strategic Resolution Unit [1]	–	–	(1,381)
Corporate Center	(2,172)	(1,866)	(298)
Income before taxes	3,467	4,720	3,372
1
Beginning in 2019, the Strategic Resolution Unit ceased to exist as a separate division of the Group. The residual portfolio remaining as of December 31, 2018 is now managed in an Asset Resolution Unit and is separately disclosed within the Corporate Center.

Total assets
end of	2020	2019
Total assets (CHF million)
Swiss Universal Bank	261,465	249,829
International Wealth Management	95,206	91,277
Asia Pacific	67,356	73,719
Investment Bank	270,488	266,257
Corporate Center	111,307	106,213
Total assets	805,822	787,295
Net revenues and income/(loss) before taxes by geographical location
in	2020	2019	2018
Net revenues (CHF million)
Switzerland	7,719	8,434	7,646
EMEA	3,885	1,962	1,686
Americas	7,614	9,103	8,731
Asia Pacific	3,171	2,985	2,857
Net revenues	22,389	22,484	20,920
Income/(loss) before taxes (CHF million)
Switzerland	1,770	2,985	1,924
EMEA	(124)	(1,786)	(2,082)
Americas	1,577	3,409	3,452
Asia Pacific	244	112	78
Income before taxes	3,467	4,720	3,372
The designation of net revenues and income/(loss) before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Group is managed.
Total assets by geographical location
end of	2020	2019
Total assets (CHF million)
Switzerland	262,034	242,991
EMEA	159,661	144,888
Americas	287,619	305,328
Asia Pacific	96,508	94,088
Total assets	805,822	787,295
The designation of total assets by region is based upon customer domicile.

Bank
Segment information
4 Segment information
For the purposes of the presentation of reportable segments, the Bank has included accounts of affiliate entities wholly owned by the same parent which are managed together with the operating segments of the Bank.
> Refer to “Note 4 – Segment information” in VI – Consolidated financial statements – Credit Suisse Group for further information.
Net revenues and income/(loss) before taxes
in	2020	2019	2018
Net revenues (CHF million)
Swiss Universal Bank	5,615	5,905	5,443
International Wealth Management	4,837	5,816	5,320
Asia Pacific	3,155	3,029	2,759
Investment Bank	9,098	8,161	8,004
Adjustments [1]	(202)	(225)	(706)
Net revenues	22,503	22,686	20,820
Income/(loss) before taxes (CHF million)
Swiss Universal Bank	2,104	2,573	1,991
International Wealth Management	1,052	2,065	1,610
Asia Pacific	828	922	632
Investment Bank	1,655	1,026	818
Adjustments [1]	(2,428)	(2,193)	(2,195)
Income before taxes	3,211	4,393	2,856
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain revenues and expenses that were not allocated to the segments, including such items relating to the Asset Resolution Unit.

Total assets
end of	2020	2019
Total assets (CHF million)
Swiss Universal Bank	261,465	249,829
International Wealth Management	95,206	91,277
Asia Pacific	67,356	73,719
Investment Bank	270,488	266,257
Adjustments [1]	115,173	109,377
Total assets	809,688	790,459
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain revenues and expenses that were not allocated to the segments, including such items relating to the Asset Resolution Unit.

Net revenues and income/(loss) before taxes by geographical location
in	2020	2019	2018
Net revenues (CHF million)
Switzerland	8,659	9,239	8,047
EMEA	3,162	1,244	1,164
Americas	7,765	9,253	8,750
Asia Pacific	2,917	2,950	2,859
Net revenues	22,503	22,686	20,820
Income/(loss) before taxes (CHF million)
Switzerland	2,477	3,259	1,927
EMEA	(847)	(2,574)	(2,520)
Americas	1,419	3,348	3,344
Asia Pacific	162	360	105
Income before taxes	3,211	4,393	2,856
The designation of net revenues and income/(loss) before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Bank is managed.
Total assets by geographical location
end of	2020	2019
Total assets (CHF million)
Switzerland	266,095	245,819
EMEA	159,465	145,219
Americas	287,640	305,330
Asia Pacific	96,488	94,091
Total assets	809,688	790,459
The designation of total assets by region is based upon customer domicile.